Financial instruments and risk management - Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2023	Aug. 31, 2023	Aug. 01, 2023	Jul. 31, 2023
$575 million secured bond in issue | Secured debt
Derivative [Line Items]
Debt instrument, face amount	$ 575	$ 575	$ 75	$ 500